Income tax	12 Months Ended
Dec. 31, 2020
Income tax
Income tax

16. Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries incorporated in Hong Kong were subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. The payments of dividends to their shareholders are not subject to withholding tax in Hong Kong.

PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. Preferential tax treatments are granted to certain entities qualified as High and New Technology Enterprises (‘‘HNTEs’’). Certain PRC subsidiary of the Group obtained certificates of HNTEs and therefore are eligible to enjoy a preferential tax rate of 15% for three years, provided that they are qualified as HNTEs during such periods. The management expects that all the criteria to utilize this preferential tax treatment can be satisfied for the relevant annual tax filing during such periods. Accordingly, a preferential tax rate of 15% were applied for these entities, and other subsidiaries and VIEs of the Group in the PRC are subject to a uniform income tax rate of 25% for all periods presented.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.

Composition of income tax expenses/(benefits):

	For the Year
	Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax	(5,890)	8,788	365
Deferred income tax	1,417	(16,793)	(1,648)
Total	(4,473)	(8,005)	(1,283)

Reconciliation of the differences between statutory income tax rate and the effective income tax rate for the years ended December 31, 2018, 2019 and 2020 are as below:

	For the Year
	Ended
	December 31,
	2018	2019	2020
Statutory EIT rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatment	(11.04)%	(8.81)%	(3.65)%
Tax effect of permanent differences	0.88%	(1.73)%	2.78%
Changes in valuation allowance	(12.12)%	(12.97)%	(23.72)%
Effective income tax rate	2.72%	1.49%	0.41%

The following table sets forth the effect of preferential tax:

	For the Year
	Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Tax effect of preferential tax treatment	18,137	47,453	11,440
Basic and diluted loss per share effect	0.04	0.11	0.03

Composition of deferred tax assets and liabilities:

Deferred taxes assets and liabilities arising from PRC subsidiaries and VIEs were measured using the enacted tax rates for the periods in which they are expected to be reversed. The Group’s deferred tax assets and liabilities consist of the following components:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Advances from customers	6,015	10,020
Accrued payroll and expenses	3,377	8,613
Allowances of credit losses	5,035	10,835
Allowances of impaired assets	1,804	1,804
Net operating loss carry-forwards	84,925	210,359
Advertising expenses in excess of deduction limit	12,250	4,519
Amortization of intangible assets	1,737	3,197
Total deferred tax assets	115,143	249,347
Less: Valuation allowance	(115,143)	(249,347)
Total deferred tax assets, net	—	—

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax liabilities
Intangible assets acquired from business combinations	5,801	5,146
Total deferred tax liabilities	5,801	5,146

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated losses, existence of taxable temporary differences and reversal periods.

The Group believes that it is more likely than not that the advertising expenses in excess of deduction limit will not be utilized in the future given the Group expects its advertising expenses will exceed the deduction limit in the foreseeable future. Full valuation allowance for the deferred tax assets arising from such advertising expenses were provided. In addition, the Group believed that it is more likely than not that the accumulated operating losses and other deferred tax assets for certain entities will not be utilized in the future given these entities had incurred net accumulated operating losses for income tax purposes since its inception. Therefore, the valuation allowances for these deferred tax assets were provided. The total valuation allowance provided were RMB115,143 and RMB249,347 as of December 31, 2019 and 2020 respectively.

Movement of valuation allowance:

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year	33,980	45,618	115,143
Additions	20,678	80,468	153,830
Reversals	(9,040)	(10,943)	(19,626)
Balance at end of the year	45,618	115,143	249,347